Stock-Based Compensation - Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 298	$ 276	$ 280
Income tax benefits	(272)	(87)	(79)
Stock-based compensation expenses (benefits), net of tax	26	189	201
Cost of Sales
Amounts recognized in the financial statements
Stock-based compensation programs expense	47	46	47
Selling, general and administrative expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	206	185	192
Research, development and related expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 45	$ 45	$ 41